BORROWINGS - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Undrawn facilities	€ 535	€ 543
Secured Inventory Facility
Disclosure of detailed information about borrowings [line items]
Undrawn facilities	100
Money Market Facility
Disclosure of detailed information about borrowings [line items]
Undrawn facilities	€ 75
Secured Pan-U.S. ABL (due 2026)
Disclosure of detailed information about borrowings [line items]
Debt covenant, percentage of aggregate revolving loan commitments	10.00%